CONCENTRATION OF RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
SCHEDULE OF CONCENTRATION OF CUSTOMERS AND SUPPLIERS

	Customer A^	Customer B^
Total revenues
Year ended December 31, 2025	73%	19%
Year ended December 31, 2024	65%	35%

Total accounts receivable
As of December 31, 2025	—	—
As of December 31, 2024	—	100%

	Supplier A^	Supplier B	Supplier C^	Supplier D
Total purchase
Year ended December 31, 2025	41%	40%	13%	—
Year ended December 31, 2024	24%	26%	*	39%

Total accounts payable
As of December 31, 2025	*	31%	68%	—
As of December 31, 2024	—	56%	44%	—

*	Percentage less than 10%.
^	These companies are related parties of the Company.
—	No transaction incurred during the year/no balance existed as of the reporting date.

Kukugan Invest [Member]
SCHEDULE OF CONCENTRATION OF CUSTOMERS AND SUPPLIERS

	A	B	C	D
Total revenues
Successor period from January 6 through June 30, 2026	12%	54%	16%	13%
Predecessor period for the six months ended June 30, 2025	82%	16%	—	—

Total accounts receivable	A	B	C	D
As of June 30, 2026 (Successor)	—	—	100%	—
As of December 31, 2025 (Predecessor)	—	—	—	—

	B	E	F	G
Total purchase
Successor period from January 6 through June 30, 2026	14%	—	*	76%
Predecessor period for six months ended June 30, 2025	—	30%	48%	15%
Total accounts payable
As of June 30, 2026 (Successor)	—	—	* %	95%
As of December 31, 2025 (Predecessor)	—	13%	87%	—

*	Percentage less than 10%.
—	No transaction incurred during the period/no balance existed as of the reporting date.